Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	60 Months Ended	62 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 01, 2024	Jun. 01, 2023	Jun. 01, 2022	Jun. 01, 2021	Jun. 01, 2020	Jun. 01, 2019	May 01, 2019
C000211759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Intermediate Bond Fund
Account Value					$ 10,390.89	$ 10,060.3	$ 10,075.76	$ 11,310.4	$ 11,133.3	$ 10,254	$ 10,000
Average Annual Return, Percent		3.20%	0.14%	0.62%
C000211759 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Intermediate Bond Fund—excluding sales load
Average Annual Return, Percent		3.20%	0.14%	0.62%
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value					$ 10,238.48	$ 9,968.76	$ 10,031.52	$ 11,182.94	$ 11,211.18	$ 10,303	$ 10,000
Average Annual Return, Percent		2.63%	(0.23%)	0.36%